Statements of Operations - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025		Sep. 30, 2025	Dec. 31, 2024		Sep. 30, 2024
Operating expenses
General and administrative expenses	$ 748,177		$ 163,485		$ 928,177	$ 339,926			$ 748,908			$ 523,974
Loss from operations	(748,177)		(163,485)		(928,177)	(339,926)			(748,908)			(523,974)
Other income:
Net profit/(loss) before income tax expense	(611,075)		1,086,656		(637,786)	2,281,745			4,381,804			2,502,899
Interest and dividends earned on cash and investments held in Trust Account	137,102		1,250,141		290,391	2,621,671			5,130,712			3,026,873
Other income	137,102		1,250,141		290,391	2,621,671			5,130,712			3,026,873
Provision for income taxes	(28,791)		(262,530)		(60,982)	(550,551)			(965,635)			(635,512)
Net income	(639,866)		824,126		$ (698,768)	$ 1,731,194			$ 3,416,169			$ 1,867,387
GNQ INSILICO INC [Member]
Revenue (Note 13)	250,000
Operating expenses
Cost of revenue	(139,470)
Compensation expense	(80,567)		(483)				(60,631)
Professional and consulting fees	(1,214,836)		(149,573)				(1,460,928)			(741,414)
Share Compensation (Note 14)	(34,297)						(44,053)			(3,449,212)
Research and development (Note 16)	(200,254)		(39,831)				(347,933)			(687,492)
Business development	(9,921)		(18,224)				(35,964)			(21,780)
Sales and marketing expense	(9,500)
Administrative and management fee	(15,000)		(15,000)				(60,000)			(60,000)
General, administrative and other expenses	(88,454)		(12,800)				(99,338)			(7,036)
Depreciation and amortization	(424)		(71)				(70,896)
Loss before other expenses and income tax expense	(1,542,723)		(235,982)				(2,179,743)			(4,966,934)
Other income:
Foreign exchange loss	(85)		170				(599)			(12,295)
Bank charges							(390)			(533)
Interest expense	(1,001)		(147)
Gain/(loss) on fair value of investment (Note 20)	27,373		(168,965)				(393,618)			(1,361,481)
Gain/(loss) on fair value of debt instrument (Note 11)	(15,022)
Net profit/(loss) before income tax expense	(1,531,458)		(404,924)				(2,574,350)			(6,341,243)
Provision for income taxes
Net income	$ (1,531,458)		$ (404,924)				$ (2,574,350)			$ (6,341,243)
Weighted-average common shares outstanding, basic	26,939,850	[1]	21,351,250	[1]			22,603,000	[2]		17,322,917
Net loss per common share, basic	$ (0.06)		$ (0.02)				$ (0.11)			$ (0.37)
Weighted-average common shares outstanding, diluted	26,939,850	[1]	21,351,250	[1]			22,603,000	[2]		17,322,917	[2]
Net loss per common share, diluted	$ (0.06)		$ (0.02)				$ (0.11)			$ (0.37)
Redeemable Common Stock [Member]
Other income:
Weighted-average common shares outstanding, basic	1,442,097		11,500,000		1,466,757	11,500,000			11,253,200			5,860,274
Net loss per common share, basic	$ (0.11)		$ 0.05		$ (0.12)	$ 0.11			$ 0.22			$ 0.20
Weighted-average common shares outstanding, diluted	1,442,097		11,500,000		1,466,757	11,500,000			11,253,200			5,860,274
Net loss per common share, diluted	$ (0.11)		$ 0.05		$ (0.12)	$ 0.11			$ 0.22			$ 0.19
Nonredeemable Common Stock [Member]
Other income:
Weighted-average common shares outstanding, basic	4,249,090		4,249,090		4,249,090	4,249,090			4,249,090			3,548,500
Net loss per common share, basic	$ (0.11)		$ 0.05		$ (0.12)	$ 0.11			$ 0.22			$ 0.20
Weighted-average common shares outstanding, diluted	4,249,090		4,249,090		4,249,090	4,249,090			4,249,090			3,755,982
Net loss per common share, diluted	$ (0.11)		$ 0.05		$ (0.12)	$ 0.11			$ 0.22			$ 0.19

[1]	Reflects retrospectively the 10-for-1 forward stock split that became effective on February 05, 2026
[2]	Reflects retrospectively the 10-for-1 forward stock split that became effective on February 05, 2026